Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Percentage of income after tax to reserve	10.00%
Percentage of general reserve fund of registered capital	50.00%
Group entities and VIEs subsidiary restricted amount	¥ 697,078
Percentage of restricted net assets of subsidiary exceeding consolidated net assets.	25.00%	25.00%